CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and Cash Equivalent	$ 871	$ 1,445	$ 5,116
Accounts receivable, net of provision for credit losses of $978 and $344	3,594	4,973	37,207
Prepaid expenses and other current assets	2,138	2,117	759
Total current assets	6,603	8,535	43,082
Property, equipment and software, net	164	341	599
Goodwill	6,520	6,520	6,520
Intangible assets, net	8,265	9,730	11,684
Operating lease right-of-use assets	749	832	788
Other long-term assets	234	48	130
Total assets	22,535	26,006	68,935
CURRENT LIABILITIES
Accounts payable	8,183	7,657	33,926
Accrued liabilities		1,257	3,816
Liability related to tax receivable agreement, current portion	41	41	41
Current maturities of long-term debt	4,931	3,700	1,478
Deferred revenues	548	507	381
Operating lease liabilities, current portion	215	188	126
Income taxes payable	66	0	34
Total current liabilities	17,747	13,350	39,802
Long-term debt, net of current portion, deferred financing cost and debt discount	10,817	31,603	28,578
Operating lease liabilities, net of current portion	666	783	773
Total liabilities	29,230	45,736	74,354
COMMITMENTS AND CONTINGENCIES (Note 9)
STOCKHOLDERS’ DEFICIT
Series A Convertible Preferred Stock, $0.001 par value per share, 10,000,000 shares authorized, 25,000 and 0 shares issued and outstanding, respectively	0	0
Additional paid-in capital	14,889	3,786	3,081
Accumulated deficit	(16,058)	(8,774)	(2,538)
Noncontrolling interest	(5,526)	(14,742)	(5,962)
Total stockholders’ deficit	(6,695)	(19,730)	(5,419)
Total liabilities and stockholders’ deficit	22,535	26,006	68,935
Nonrelated Party
CURRENT LIABILITIES
Accrued liabilities	1,888	1,257
Current maturities of long-term debt	0	3,700
Long-term debt, net of current portion, deferred financing cost and debt discount	150	31,603
Related Party
CURRENT LIABILITIES
Accrued liabilities	1,875	0
Current maturities of long-term debt	4,931	0
Long-term debt, net of current portion, deferred financing cost and debt discount	10,667	0
Class A Common Stock
STOCKHOLDERS’ DEFICIT
Common Stock	0	0	0
Common Class B
STOCKHOLDERS’ DEFICIT
Common Stock	$ 0	$ 0	$ 0